Troubled Debt Restructuring (Detail) (Commercial Real Estate, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Contracts	Dec. 31, 2013 Contracts
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Contracts	2	4
Pre- Modification Outstanding Recorded Investment	$ 155	$ 3,243
Post-Modification Outstanding Recorded Investment	155	3,243
Interest Only	0	1,010
Term	155	356
Combination	0	1,877
Total Modification	$ 155	$ 3,243